Fair Value of Financial Assets and Liabilities (Details) - Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Cash and due from banks [Member] | Book Value [Member[
Assets
Financial Assets	$ 2,464,648	$ 2,764,884
Cash and due from banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	2,464,648	2,764,884
Transactions in the course of collection [Member] | Book Value [Member[
Assets
Financial Assets	415,505	772,196
Transactions in the course of collection [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	415,505	772,196
Cash and other transactions [Member] | Book Value [Member[
Assets
Financial Assets	2,880,153	3,537,080
Cash and other transactions [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	2,880,153	3,537,080
Rights by resale agreements and securities lending [Member] | Book Value [Member[
Assets
Financial Assets	71,822	54,061
Rights by resale agreements and securities lending [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	71,822	54,061
Debt financial instruments [Member] | Book Value [Member[
Assets
Financial Assets	1,431,083	902,355
Debt financial instruments [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	1,368,416	836,527
Domestic banks [Member] | Book Value [Member[
Assets
Financial Assets
Domestic banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets
Central Bank of Chile [Member] | Book Value [Member[
Assets
Financial Assets	2,100,933	1,801,100
Central Bank of Chile [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	2,100,933	1,801,100
Foreign banks [Member] | Book Value [Member[
Assets
Financial Assets	417,657	372,051
Foreign banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	412,662	369,526
Loans and advances to Banks [Member] | Book Value [Member[
Assets
Financial Assets	4,021,495	3,129,567
Loans and advances to Banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	3,953,833	3,061,214
Commercial loans [Member] | Book Value [Member[
Assets
Financial Assets	19,770,403	19,987,278
Commercial loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	19,193,778	19,161,774
Residential Mortgage Loans [Member] | Book Value [Member[
Assets
Financial Assets	12,277,266	11,371,676
Residential Mortgage Loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	11,656,071	11,138,046
Consumer loans [Member] | Book Value [Member[
Assets
Financial Assets	4,893,418	4,545,734
Consumer loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	5,025,163	4,608,041
Loans to customers, net [Member] | Book Value [Member[
Assets
Financial Assets	36,941,087	35,904,688
Loans to customers, net [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	35,875,012	34,907,861
Total Assets | Book Value [Member[
Assets
Financial Assets	43,842,735	42,571,335
Total Assets | Estimated Fair Value [Member]
Assets
Financial Assets	42,708,998	41,506,155
Transactions in the course of payment [Member] | Book Value [Member[
Liabilities
Financial Liabilities	356,871	681,792
Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	356,871	681,792
Current accounts and other demand deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	13,670,793	13,592,155
Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	13,670,793	13,592,155
Saving accounts and time deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	15,538,196	14,358,987
Saving accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending [Member] | Book Value [Member[
Liabilities
Financial Liabilities	157,173	216,264
Obligations by repurchase agreements and securities lending [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	157,173	216,264
Borrowings from financial institutions [Member] | Book Value [Member[
Liabilities
Financial Liabilities	5,360,715	5,397,676
Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	5,152,776	4,844,427
Letters of credit for residential purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,433	2,328
Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,533	2,466
Letters of credit for general purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities	11	49
Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	12	52
Bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	9,358,621	9,265,570
Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	9,090,188	9,030,443
Other financial obligations [Member] | Book Value [Member[
Liabilities
Financial Liabilities	339,305	344,030
Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	339,327	363,809
Debt financial instruments issued [Member] | Book Value [Member[
Liabilities
Financial Liabilities	44,426,247	43,177,059
Debt financial instruments issued [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	43,948,208	42,392,457
Subordinated bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,039,814	1,010,905
Subordinated bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,035,801	1,002,250
Liabilities [member] | Book Value [Member[
Liabilities
Financial Liabilities	45,822,932	44,869,756
Liabilities [member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	$ 45,340,880	$ 44,076,499